Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Inventories
Raw materials	$ 10,461	$ 8,433
Semi-finished	55	324
Finished goods	1,579	941
Inventories	$ 12,095	$ 9,698